Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Rentals on Non-Cancelable Operating Leases
The minimum future rentals on
non-cancelable
operating leases as of March 31, 2019 are as follows:

Years ending March 31,	Millions of yen
2020	¥7,694
2021	6,647
2022	5,923
2023	5,434
2024	4,802
Thereafter	34,485

Total	¥64,985

Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2020, the amounts due are as follows:

Years ending March 31,	Millions of yen
2021	¥3,183
2022	901
2023	1,443
2024	374
2025	9
Thereafter	1

Total	¥5,911

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2019 and 2020:

	2019			2020
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥500,499	¥6,707	2026	¥490,839	¥6,065	2026
Transferred loans	175,623	1,436	2059	355,452	2,371	2060
Consumer loans	343,119	42,400	2030	341,466	41,019	2031
Real estate loans	40,395	4,701	2048	29,235	4,422	2048
Other	263	1	2024	130	0	2024

Total	¥1,059,899	¥55,245	—	¥1,217,122	¥53,877	—